Shareholder Report, Line Graph (Details) - USD ($)		6 Months Ended	12 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 31, 2015	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
C000032269
Account Value [Line Items]
Line Graph and Table Measure Name		Sit Mid Cap Growth Fund
Accumulated Value	$ 10,000		$ 10,310	$ 12,270	$ 11,380	$ 14,818	$ 19,720	$ 22,893	$ 17,391	$ 21,212	$ 24,775	$ 26,938
Russell 3000® Index
Account Value [Line Items]
Accumulated Value	10,000		11,274	13,656	12,940	16,954	20,495	25,754	20,808	26,209	32,448	38,012
Russell Midcap® Growth Index
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 10,733	$ 13,445	$ 12,806	$ 17,348	$ 23,522	$ 26,516	$ 19,431	$ 24,457	$ 29,863	$ 32,448